Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment

	2017
			Machinery,			Assets and
	Land and	Dam and	equipment and		Furniture and	projects under	Asset retirement
	improvements	buildings	facilities	Vehicles	fixtures	construction	obligation (ARO )	Mining projects	Other	Total
Balance at the beginning of the year
Cost	24.036	980.242	2.466.265	22.263	6.895	219.254	132.824	271.466	7.345	4.130.590
Accumulated depreciation	(257)	(435.372)	(1.485.939)	(20.440)	(4.443)	—	(96.108)	(102.828)	(6.741)	(2.152.128)

Net balance	23.779	544.870	980.326	1.823	2.452	219.254	36.716	168.638	604	1.978.462

Acquisitions	46	100	5.761	272	307	185.688	4.303	240	—	196.717
Disposals	(930)	(92)	(2.915)		(121)	(6.917)	—	—	(7)	(10.982)
Depreciation	(22)	(34.175)	(142.519)	(1.174)	(509)	—	(5.834)	(11.121)	(83)	(195.437)
Exchange variation losses	(231)	(4.309)	(6.381)	(101)	(9)	(3.965)	(1.839)	(2.115)	(8)	(18.958)
Transfers	1.573	71.152	83.297	2.236	131	(158.559)	—	2.841	—	2.671
Cost and interest revision	—	—	—	—	—	—	43.789	—	—	43.789
Transfers of assets held for sale	—	—	252	—	—	—	—	—	—	252

Balance at the end of the year	24.215	577.546	917.821	3.056	2.251	235.501	77.135	158.483	506	1.996.514

Cost	24.490	1.030.686	2.422.254	21.135	6.743	235.501	178.662	243.938	7.177	4.170.586
Accumulated depreciation	(275)	(453.140)	(1.504.433)	(18.079)	(4.492)	—	(101.527)	(85.455)	(6.671)	(2.174.072)

Net balance at the end of the year	24.215	577.546	917.821	3.056	2.251	235.501	77.135	158.483	506	1.996.514

Average annual depreciation rates - %	—	4	7	24	10	—	5	8	—	—

			Machinery,			Assets and
	Land and	Dam and	equipment and		Furniture and	projects under	Asset retirement
	improvements	buildings	facilities	Vehicles	fixtures	construction	obligation (ARO)	Mining projects	Other	Total
Balance at the beginning of the year
Cost	20,657	816,001	2,223,583	20,551	6,278	206,094	116,695	246,208	6,079	3,662,146
Accumulated depreciation	(85)	(332,034)	(1,259,830)	(18,066)	(3,441)	—	(74,229)	(85,544)	(5,563)	(1,778,792)

Net balance	20,572	483,967	963,753	2,485	2,837	206,094	42,466	160,664	516	1,883,354

Acquisitions	—	—	489		2	151,302	148	28,915	—	180,856
Disposals	(46)	(593)	(1,525)	(95)	(37)	(42)	—	(11,000)	(1)	(13,339
Depreciation	(20)	(31,145)	(145,450)	(1,487)	(477)	—	(7,301)	(14,096)	(67)	(200,043
Reversal of provision for asset impairment (i)						979				979
Exchange variation gains	2,274	38,640	64,510	259	43	16,987	4,589	2,652	139	130,093
Transfers	999	54,001	98,801	661	84	(156,066)		1,503	17
Cash flow review and restatement of interest rates	—	—	—	—	—	—	(3,186)	—	—	(3,186)
Assets transferred to held for sale	—	—	(252)	—	—	—	—	—	—	(252)

Balance at the end of the year	23,779	544,870	980,326	1,823	2,452	219,254	36,716	168,638	604	1,978,462

Cost	24,036	980,242	2,466,265	22,263	6,895	219,254	132,824	271,466	7,345	4,130,590
Accumulated depreciation	(257)	(435,372)	(1,485,939)	(20,440)	(4,443)	—	(96,108)	(102,828)	(6,741)	(2,152,128)

Net balance at the end of he year	23,779	544,870	980,326	1,823	2,452	219,254	36,716	168,638	604	1,978,462

Average annual depreciation rates -%	—	4	7	21	11	—	7	8	—	—

(i)The Company assesses at each balance sheet date whether there is objective evidence that any item of property, plant and equipment is impaired. No impairment was identified during 2017.

Schedule of carrying amount of land and equipment acquired through finance leases
	2017	2016
Cost	19,763	13,794
Accumulated depreciation	(10,930)	(9,657)

	8,833	4,137

Schedule of assets and projects under constructions

	2017	2016
Mining projects	101,922	91,174
Acquisition and renovation of equipment	42,239	52,284
Security, health and enviroment projects	35,858	44,674
New production line construction	25,477	5,472
Information technology	3,084	151
Modernization and increased production projects	10,563	10,004
Other	16,358	15,495

	235,501	219,254